FIDELITY (LOGO) INVESTMENTS(registered trademark)  FMR Corp.
                                                   82 Devonshire Street
                                                   Boston MA  02109-3614
                                                   617 563 7000

                    May 22, 1998





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room

Re:         Fidelity Aberdeen Street Trust (the trust):

            Fidelity Freedom Income Fund
            Fidelity Freedom 2000 Fund
            Fidelity Freedom 2010 Fund
            Fidelity Freedom 2020 Fund
            Fidelity Freedom 2030 Fund (the funds)

            File Nos. (33-43529 and 811-6440)

_____________________________________________________________________
____
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                    Very truly yours,








                       /s/Eric D. Roiter
                       Secretary